LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES [Text Block]

9. LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

A summary of the changes in right-of-use assets for the years ended December 31, 2022 and 2021 is as follows:

Right-of-Use Assets	Head office (5-year term)	Vehicles (3 & 4-year term)	Equipment (3-year term)	DeLamar office (3.7 and 5- year terms)	Total
Balance, December 31, 2020	381,564	229,412	77,898	163,768	852,642
Additions	1,508	208,538	712	152,896	363,654
Depreciation	(179,457)	(147,260)	(40,300)	(91,193)	(458,210)
Translation differences	1,625	-	-	-	1,625
Balance, December 31, 2021	205,240	290,690	38,310	225,471	759,711
Additions (change of estimate)	522,797	(38,928)	-	-	483,869
Depreciation	(122,817)	(140,214)	(38,310)	(105,093)	(406,434)
Translation differences	(13,123)	-	-	-	(13,123)
Balance, December 31, 2022	$592,097	$111,548	$-	$120,378	$824,023

A summary of the changes in lease liabilities for the years ended December 31, 2022 and 2021 is as follows:

Lease Liabilities	Head office	Vehicles	Equipment	DeLamar office	Total
Balance, December 31, 2020	453,633	219,169	81,829	180,240	934,871
Short-term lease liability at initial recognition	-	65,679	-	41,699	107,378
Long-term lease liability at initial recognition	3,158	142,859	-	111,197	257,214
Payments - principal portion	(177,986)	(143,628)	(40,122)	(86,793)	(448,529)
Adjustments (rent adjustments & final payment reconciliations)	(9,798)	(1,576)	-	(768)	(12,142)
Translation differences	1,933	-	-	-	1,933
Balance, December 31, 2021	270,940	282,503	41,707	245,575	840,725
Short-term lease liability at initial recognition (change of estimate)	100,510	-	-	-	100,510
Long-term lease liability at initial recognition (change of estimate)	530,412	-	-	-	530,412
Payments - principal portion	(157,736)	(131,550)	(40,198)	(106,778)	(436,262)
Adjustments (rent adjustments & final payment reconciliations)	(117,879)	(41,508)	(1,509)	(2,845)	(163,741)
Translation differences	(17,323)	-	-	-	(17,323)
Balance, December 31, 2022	$608,924	$109,445	$-	$135,952	$854,321

Integra renewed its head office lease agreement on August 18, 2022, extending the lease term from January 31, 2023 to January 31, 2028. This has been accounted for as change of estimate of lease liabilities under IFRS 16. All balances related to the original right-of-use asset and lease liability were closed accordingly and replaced by the new right-of-use asset and lease liability amounts.

Right-of-use assets are initially measured at cost, which comprise the initial amount of lease liabilities, adjusted for lease prepayments, lease incentive received, lease initial direct costs, and an estimate of restoration, removal, and dismantling costs. Those right-of-use assets are depreciated on a straight-line basis, over the lease terms.

Lease liabilities are initially measured at the present value of the lease payments to be made over the lease terms, using the effective interest method for the present value determination. When the rate implicit in the lease cannot be readily determined, the Company applied an estimated incremental borrowing rate. The applied interest rates in these leases ranged between 6.34% and 10.00%. Lease liability calculations were based on the assumption that no purchase option will be exercised at the end of the lease terms.

Carrying lease liabilities amounts are as follows:

	Current lease liability	Long-term lease liability	Total lease liabilities
Balance, December 31, 2021	460,690	380,035	840,725
Balance, December 31, 2022	$231,526	$622,795	$854,321

Lease interest expenses for the years ended December 31, 2022, 2021, and 2020 are as follows:

Lease Interest expenses
Balance, December 31, 2020	$68,785
Balance, December 31, 2021	$76,345
Balance, December 31, 2022	$58,673

The Company subleased a portion of its head office to four companies for a rent income of $111,046, in the current year ended December 31, 2022 (December 31, 2021 - $71,797; December 31, 2020 - $48,026). The income is recognized in the consolidated statement of operations and comprehensive loss, under the "Rent income - sublease".

Operating Leases

The Company elected to apply recognition exemption under IFRS 16 on its short-term rent agreements related to its office and equipment rentals. For the year ended December 31, 2022, the Company expensed $77,823 (December 31, 2021 - $93,154; December 31, 2020 - $89,166) related to these operating leases. The Company's short-term lease commitment as of December 31, 2022 was $30,461 (December 31, 2021 - $19,068).